Trademarks, Goodwill and Other Intangibles (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Trademarks and other intangibles, net consist of the following:

	September 30,	December 31,
	2014	2013
Trademarks	$69,100,000	$44,500,000
Licensing agreements	2,000,000	2,000,000
Copyrights & other intellectual property	190,000	–
Accumulated amortization	(1,598,000)	(1,192,000)
Net carrying amount	$69,692,000	$45,308,000

Trademarks, and other intangibles, net consist of the following:

	December 31, 2013	December 31, 2012
Trademarks	$44,500,000	$44,500,000
Licensing agreements	2,000,000	2,000,000
Accumulated amortization, licensing agreements	(1,192,000)	(665,000)
Net carrying amount	$45,308,000	$45,835,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table presents amortization expense for licensing agreements over the remaining useful life:

Year Ending	Carrying Value	Amortization Expense
December 31, 2014	$279,000	$529,000
December 31, 2015	-	$279,000